NOTES PAYABLE - Outstanding amounts (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023
NOTES PAYABLE
Aggregate outstanding principal balances	¥ 11,413,332	¥ 11,144,454
Less: current portion and short-term notes payable	(6,815,181)	(5,706,786)
Long-term portion of notes payable	4,598,151	5,437,668
Collateral Pledged
NOTES PAYABLE
Aggregate outstanding principal balances	7,422,800	8,713,641
Collateral amount	8,702,861	9,997,959
Lender 1
NOTES PAYABLE
Original Amount Borrowed	¥ 1,984,440	¥ 1,832,821
Annual Interest Rate	2.602%	2.637%
Aggregate outstanding principal balances	¥ 1,969,759	¥ 1,719,187
Lender 2
NOTES PAYABLE
Original Amount Borrowed	¥ 2,078,000	¥ 1,932,800
Annual Interest Rate	3.905%	3.797%
Aggregate outstanding principal balances	¥ 1,809,000	¥ 1,632,000
Lender 3
NOTES PAYABLE
Original Amount Borrowed	¥ 1,186,000	¥ 977,000
Annual Interest Rate	1.952%	2.70%
Aggregate outstanding principal balances	¥ 1,186,000	¥ 957,000
Lender 4
NOTES PAYABLE
Original Amount Borrowed	¥ 1,120,000	¥ 872,400
Annual Interest Rate	2.117%	3.692%
Aggregate outstanding principal balances	¥ 905,272	¥ 872,400
Lender 5
NOTES PAYABLE
Original Amount Borrowed	¥ 866,000	¥ 874,800
Annual Interest Rate	2.75%	1.713%
Aggregate outstanding principal balances	¥ 866,000	¥ 813,800
Other lenders
NOTES PAYABLE
Original Amount Borrowed	508,815	5,732,645
Aggregate outstanding principal balances	¥ 4,677,301	¥ 5,150,067
Other lenders | Minimum
NOTES PAYABLE
Annual Interest Rate	1.00%	0.46%
Other lenders | Maximum
NOTES PAYABLE
Annual Interest Rate	5.50%	6.00%